LEASES	6 Months Ended
Dec. 31, 2022
LEASES
LEASES

NOTE 11. LEASES

The Company leases office spaces and land use rights under non-cancelable operating leases, with terms ranging from one to fifty years. The Company considers those renewal or termination options that are reasonably certain to be exercised in the determination of the lease term and initial measurement of right of use assets and lease liabilities. Lease expense for lease payment is recognized on a straight-line basis over the lease term. Leases with initial term of 12 months or less are not recorded on the balance sheet.

The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The table below presents the operating lease related assets and liabilities recorded on the balance sheets:

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Rights of use lease assets, net	¥6,666,759	¥5,038,871	$730,451

Operating lease liabilities – current	3,892,774	3,705,420	537,150
Operating lease liabilities – non-current	2,184,635	752,821	109,131
Total operating lease liabilities	¥6,077,409	¥4,458,241	$646,281

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2022:

		December 31,
	June 30,	2022
	2022	(Unaudited)
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	16.18	15.31
Weighted average discount rate	5.0%	5.0%

Operating lease costs and short-term lease costs for the six months ended December 31, 2021 were ¥1,737,384 and ¥316,099, respectively.

Operating lease costs and short-term lease costs for the six months ended December 31, 2022 were ¥1,694,074 ($245,578) and ¥480,040 ($69,588), respectively.

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2022:

	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)
Remainder of 2023	¥2,343,837	$339,770
2024	2,222,504	322,182
Total lease payments	4,566,341	661,952
Less: imputed interest	(108,100)	(15,671)
Present value of lease liabilities	4,458,241	646,281
Less: operating lease liabilities – current	3,705,420	537,150
Operating lease liabilities – non-current	¥752,821	$109,131